Income taxes - Deferred Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Changes to recognition of tax losses and tax credits	€ (37.2)	€ (56.9)	€ 7.6
Prior year tax expense	(2.4)	27.0	9.8
Tax rate changes	1.5	15.0	0.0
Origination and reversal of temporary differences, tax losses and tax credits	405.2	246.4	214.8
Deferred tax expense	€ 367.1	€ 231.5	€ 232.2